EATON VANCE VARIABLE TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054




                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Variable Trust (the "Registrant") (1933 Act File No. 333-44010) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2004 used with respect to the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 3 ("Amendment No. 3") to the Registrant's Registration Statement on Form N-1A, and
(b) that Amendment No. 3 was filed electronically with the Commission (Accession No. 0000940394-04-000427) on April 28, 2004.


                                           EATON VANCE VARIABLE TRUST


                                            By: /s/ Alan R. Dynner
                                                --------------------------
                                                Alan R. Dynner, Secretary

Date: May 3, 2004